Cash and Bank Balances - Schedule of the Currency Profiles Group’s Cash and Bank Balances (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 102,697	$ 235,348	$ 361,471	$ 116,691
United States Dollar [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	102,239	219,283
Hong Kong Dollar [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	426	15,312
Renminbi [Member]
Schedule of the Currency Profiles Group’s Cash and Bank Balances [Line Items]
Cash and bank balances	$ 32	$ 753